Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net loss	$ (3,968,852)	$ (5,780,054)	$ (2,118,349)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	92,649	153,405	169,808
Loss on disposition of property, equipment and intangible assets	180,731	117,043
Investment loss	816,472	18,866
Share-based compensations		1,825,000
Changes in allowance for credit losses	14,125	(61,303)	171,716
Inventories written down	124,132
Amortization of operating lease right-of-use assets	386,853	322,842
Changes in operating assets and liabilities:
Accounts receivable	(23,743)	288,661	295,847
Accounts receivable-related parties	15,269	39,698	(59,513)
Inventories	(334,462)	(159,145)
Prepayments and other assets	(2,361,151)	235,752	885,417
Contract assets	(120,054)	(101,946)	300,923
Accounts payable	385,251	336,763	514,569
Accrued expenses and other liabilities	257,580	(1,096,865)	1,759,627
Deferred revenue	(22,488)	(347,986)	(1,425,561)
Refund liabilities	(21,985)	104,770	(85,397)
Operating lease liabilities	(508,226)	(244,579)
Taxes payable	187,016	133,017	501,164
Net cash (used in) provided by operating activities	(4,900,883)	(4,216,061)	910,251
Cash flows from investing activities:
Long-term investments	(113,385)	(5,447,308)
Prepayment for acquisition	(1,726,878)	(3,725,943)
Purchase of property and equipment	(133,146)	(248,964)	(174,074)
Prepayment for intangible assets		(28,356)
Net cash used in investing activities	(1,973,409)	(9,450,571)	(174,074)
Cash flows from financing activities:
Proceeds from initial public offering			18,275,182
Proceeds from short-term bank loans		247,544	228,896
Repayment of short-term bank loans	(34,146)	(212,666)	(976,622)
Proceeds from long-term bank loans		7,570,924	2,343,893
Repayment of long-term bank loans		(7,307,218)	(375,389)
Proceeds from (repayment to) related parties	767,633	166,838	(771,089)
Proceeds from (repayment to) third party loans	383,717	(218,621)	61,039
Payment of issuance costs			(151,646)
Net cash provided by (used in) financing activities	1,117,204	246,801	18,634,264
Effect of exchange rates changes on cash and cash equivalents	44,002	(374,962)	(215,720)
Net (decrease) increase in cash and cash equivalents	(5,713,086)	(13,794,793)	19,154,721
Cash and cash equivalents beginning of year	6,552,708	20,347,501	1,192,780
Cash and cash equivalents end of year	839,622	6,552,708	20,347,501
Supplemental cash flow disclosures:
Cash paid for income tax	7,813	2,563	147
Cash paid for interest	273,074	352,842	215,617
Non-cash activities
Reclassification of deferred issuance costs			496,612
Operating lease right-of-use assets (extinguished) obtained in exchange for operating lease liabilities	$ (304,530)	$ 1,727,924